COVER LETTER

February 1, 2022

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds (the “Trust”)

(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A which was filed electronically on January 31, 2022.

Please address any questions or comments to the undersigned at (413) 744-0762.

Very truly yours,

/s/Andrew M. Goldberg
Andrew M. Goldberg
Lead Counsel, Investment Adviser & Mutual Funds, Massachusetts Mutual Life Insurance Company
Vice President, Secretary, and Chief Legal Officer, MassMutual Premier Funds